UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.2%
	Australia — 5.3%
674	AMP Ltd.	2,597
387	Australia & New Zealand Banking Group Ltd.	6,725
449	BGP Holdings plc (a)	—	(h)
430	BHP Billiton Ltd.	4,718
139	Commonwealth Bank of Australia	7,836
580	Dexus Property Group	3,059
983	Goodman Group	4,303
72	Macquarie Group Ltd.	3,733
40	National Australia Bank Ltd.	788
992	Qantas Airways Ltd. (a)	2,758
183	Wesfarmers Ltd.	5,526
104	Westpac Banking Corp.	2,293

		44,336

	Belgium — 0.5%
30	Anheuser-Busch InBev S.A./N.V.	3,722

	Denmark — 1.1%
47	Chr Hansen Holding A/S	2,902
105	Novo Nordisk A/S, Class B	5,845

		8,747

	Finland — 1.9%
68	Cargotec Oyj, Class B	2,170
1,000	Nokia OYJ	7,206
389	Outokumpu OYJ (a)	957
150	UPM-Kymmene OYJ	2,441
78	Wartsila OYJ Abp	3,523

		16,297

	France — 8.6%
70	Air Liquide S.A.	7,263
105	Airbus Group SE	6,577
56	Arkema S.A.	3,512
350	AXA S.A.	8,646
113	BNP Paribas S.A.	5,359
44	Cap Gemini S.A.	3,979
195	Engie S.A.	3,116
8	L’Oreal S.A.	1,332
636	Natixis S.A.	3,111
66	Renault S.A.	5,571
81	Sanofi	6,715
49	Schneider Electric SE	2,612
45	Thales S.A.	3,432
141	TOTAL S.A.	6,253
217	Vivendi S.A.	4,722

		72,200

	Germany — 7.8%
45	adidas AG	4,681
11	Allianz SE	1,730
18	BASF SE	1,214
85	Bayer AG	9,602
82	Brenntag AG	4,009
107	Daimler AG	7,458
43	Deutsche Bank AG	774
65	Deutsche Post AG	1,582
347	Deutsche Telekom AG	6,039
239	E.ON SE	2,448
72	HeidelbergCement AG	5,296
350	Infineon Technologies AG	4,685
23	Linde AG	3,176
126	SAP SE	10,022
31	Siemens AG	2,979

		65,695

	Hong Kong — 2.4%
478	AIA Group Ltd.	2,659
431	Cheung Kong Property Holdings Ltd.	2,334
447	CK Hutchison Holdings Ltd.	5,587
107	Hang Seng Bank Ltd.	1,773
377	Power Assets Holdings Ltd.	3,450
535	Sands China Ltd.	1,868
471	Wharf Holdings Ltd. (The)	2,206

		19,877

	Ireland — 1.4%
37	DCC plc	2,885
44	Ryanair Holdings plc, ADR	3,443
97	Shire plc	5,431

		11,759

	Israel — 0.3%
45	Teva Pharmaceutical Industries Ltd., ADR	2,783

	Italy — 2.4%
222	Assicurazioni Generali S.p.A.	3,334
147	Atlantia S.p.A.	3,854
1,446	Enel S.p.A.	5,935
3,527	Telecom Italia S.p.A. (a)	3,926
806	UniCredit S.p.A.	3,114

		20,163

	Japan — 22.5%
338	Amada Holdings Co., Ltd.	3,193
111	Bridgestone Corp.	4,029
33	Central Japan Railway Co.	6,051
32	Daicel Corp.	468

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
70	Daikin Industries Ltd.	4,736
109	Daiwa House Industry Co., Ltd.	3,066
57	Dentsu, Inc.	3,045
142	DMG Mori Co., Ltd.	1,384
60	East Japan Railway Co.	5,524
78	Electric Power Development Co., Ltd.	2,632
76	Fuji Heavy Industries Ltd.	3,094
699	Fujitsu Ltd.	2,920
915	Hitachi Ltd.	4,522
55	Honda Motor Co., Ltd.	1,483
51	Japan Tobacco, Inc.	1,982
156	JFE Holdings, Inc.	2,114
531	JX Holdings, Inc.	2,026
733	Kajima Corp.	4,146
124	KDDI Corp.	3,143
9	Keyence Corp.	4,436
243	Kirin Holdings Co., Ltd.	3,453
225	Kyushu Electric Power Co., Inc. (a)	2,431
103	LIXIL Group Corp.	2,170
71	Mabuchi Motor Co., Ltd.	3,844
136	Mazda Motor Corp.	2,478
196	Medipal Holdings Corp.	3,176
1,526	Mitsubishi UFJ Financial Group, Inc.	7,823
94	Mitsui & Co., Ltd.	1,073
191	Mitsui Fudosan Co., Ltd.	4,490
109	MS&AD Insurance Group Holdings, Inc.	2,955
48	NGK Spark Plug Co., Ltd.	1,124
124	Nippon Steel & Sumitomo Metal Corp.	2,230
215	Nippon Telegraph & Telephone Corp.	9,132
688	Nishi-Nippon City Bank Ltd. (The)	1,543
38	Nitori Holdings Co., Ltd.	3,126
199	ORIX Corp.	2,820
132	Otsuka Holdings Co., Ltd.	4,434
273	Seiko Epson Corp.	3,824
173	Seven & i Holdings Co., Ltd.	7,694
78	Shin-Etsu Chemical Co., Ltd.	3,963
196	Sony Corp.	4,551
611	Sumitomo Bakelite Co., Ltd.	2,327
195	Sumitomo Mitsui Financial Group, Inc.	6,545
72	Suntory Beverage & Food Ltd.	3,321
77	Suzuken Co., Ltd.	2,677
50	Sysmex Corp.	3,220
295	Takashimaya Co., Ltd.	2,527
610	Tokyo Gas Co., Ltd.	2,810
271	Toyota Motor Corp.	16,293
177	Yamato Holdings Co., Ltd.	3,888
149	Yamazaki Baking Co., Ltd.	3,250

		189,186

	Luxembourg — 0.3%
567	ArcelorMittal	2,152

	Netherlands — 5.7%
564	Aegon N.V.	3,189
42	ASML Holding N.V.	3,835
59	Heineken N.V.	5,127
494	ING Groep N.V., CVA	5,628
852	Koninklijke KPN N.V.	3,296
189	Koninklijke Philips N.V.	5,045
68	NN Group N.V.	2,313
342	Royal Dutch Shell plc, Class A	7,462
553	Royal Dutch Shell plc, Class B	12,057

		47,952

	New Zealand — 0.3%
1,298	Spark New Zealand Ltd.	2,839

	Norway — 0.2%
148	DNB ASA	1,782

	Portugal — 0.4%
268	Galp Energia SGPS S.A.	3,182

	Singapore — 0.7%
439	DBS Group Holdings Ltd.	4,360
259	Singapore Exchange Ltd.	1,290

		5,650

	Spain — 2.1%
788	Banco Santander S.A.	3,376
2,321	Bankia S.A.	2,310
429	Distribuidora Internacional de Alimentacion S.A. (a)	2,310
621	Iberdrola S.A. (a)	4,368
186	Repsol S.A.	1,925
343	Telefonica S.A.	3,618

		17,907

	Sweden — 1.6%
67	Assa Abloy AB, Class B	1,416
161	Electrolux AB, Series B	3,504
507	Nordea Bank AB	5,102
436	Sandvik AB	3,645

		13,667

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 9.1%
31	Actelion Ltd. (a)	4,062
50	Cie Financiere Richemont S.A.	3,246
120	Credit Suisse Group AG (a)	2,125
26	LafargeHolcim Ltd. (a)	1,101
265	Nestle S.A.	19,488
144	Novartis AG	11,161
66	Roche Holding AG	17,037
6	Syngenta AG	2,337
522	UBS Group AG	8,634
107	Wolseley plc	5,292
9	Zurich Insurance Group AG (a)	2,001

		76,484

	United Kingdom — 17.6%
403	3i Group plc	2,555
92	Associated British Foods plc	4,146
136	AstraZeneca plc	8,766
663	Aviva plc	4,575
2,696	Barclays plc	7,214
434	Barratt Developments plc	3,724
980	BP plc	5,292
218	British American Tobacco plc	12,134
1,684	Centrica plc	4,942
1,198	Debenhams plc	1,345
580	Dixons Carphone plc	3,933
186	Domino’s Pizza Group plc	2,617
474	GlaxoSmithKline plc	9,773
1,509	HSBC Holdings plc	10,643
128	InterContinental Hotels Group plc	4,222
637	ITV plc	2,434
8,131	Lloyds Banking Group plc	7,617
782	Poundland Group plc	1,589
137	Prudential plc	2,696
67	Reckitt Benckiser Group plc	5,992
59	Rio Tinto Ltd.	1,664
53	Rio Tinto plc	1,293
602	RSA Insurance Group plc	3,595
155	SABMiller plc	9,301
159	Standard Chartered plc	1,073
996	Taylor Wimpey plc	2,747
132	Unilever N.V., CVA	5,863
3,320	Vodafone Group plc	10,670
53	Whitbread plc	3,014
110	WPP plc	2,387

		147,816

	Total Common Stocks (Cost $790,155)	774,196

Preferred Stocks — 0.9%
	Germany — 0.9%
58	Henkel AG & Co. KGaA	6,134
17	Volkswagen AG	1,961

	Total Preferred Stocks (Cost $7,204)	8,095

Short-Term Investment — 5.0%
	Investment Company — 5.0%
41,653	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $41,653)	41,653

	Total Investments — 98.1% (Cost $839,012)	823,944
	Other Assets in Excess of Liabilities — 1.9% (c)	15,742

	NET ASSETS — 100.0%	$839,686

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.7%
Pharmaceuticals	9.9
Insurance	4.9
Automobiles	4.7
Oil, Gas & Consumable Fuels	4.6
Diversified Telecommunication Services	4.1
Chemicals	3.3
Food Products	3.3
Beverages	3.0
Capital Markets	2.2
Industrial Conglomerates	2.0
Electric Utilities	2.0
Food & Staples Retailing	1.9
Metals & Mining	1.8
Household Durables	1.8
Tobacco	1.7
Machinery	1.7
Wireless Telecommunication Services	1.7
Household Products	1.5
Real Estate Management & Development	1.5
Hotels, Restaurants & Leisure	1.4
Road & Rail	1.4
Multi-Utilities	1.3
Trading Companies & Distributors	1.3
Software	1.2
Aerospace & Defense	1.2
Electronic Equipment, Instruments & Components	1.1
Semiconductors & Semiconductor Equipment	1.0
Building Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Media	1.0
Others (each less than 1.0%)	12.7
Short-Term Investment	5.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
81	TOPIX Index	03/10/16	JPY	$9,628	$115
460	Euro STOXX 50 Index	03/18/16	EUR	15,089	(166)
178	FTSE 100 Index	03/18/16	GBP	15,236	408

					$357

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note A are approximately $775,980,000 and 94.2%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,758
Aggregate gross unrealized depreciation	(85,826)

Net unrealized appreciation/depreciation	$(15,068)

Federal income tax cost of investments	$839,012

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$44,336	$—	(a)	$44,336
Belgium	—	3,722	—		3,722
Denmark	—	8,747	—		8,747
Finland	—	16,297	—		16,297
France	—	72,200	—		72,200
Germany	—	65,695	—		65,695
Hong Kong	—	19,877	—		19,877
Ireland	3,443	8,316	—		11,759
Israel	2,783	—	—		2,783
Italy	—	20,163	—		20,163
Japan	—	189,186	—		189,186
Luxembourg	—	2,152	—		2,152
Netherlands	—	47,952	—		47,952
New Zealand	—	2,839	—		2,839
Norway	—	1,782	—		1,782
Portugal	—	3,182	—		3,182
Singapore	—	5,650	—		5,650
Spain	85	17,822	—		17,907
Sweden	—	13,667	—		13,667
Switzerland	—	76,484	—		76,484
United Kingdom	5,863	141,953	—		147,816

Total Common Stocks	12,174	762,022	—	(a)	774,196

Preferred Stocks
Germany	—	8,095	—		8,095
Short-Term Investment
Investment Company	41,653	—	—		41,653

Total Investments in Securities	$53,827	$770,117	$—	(a)	$823,944

Appreciation in Other Financial Instruments
Futures Contracts	$523	$—	$—		$523

Depreciation in Other Financial Instruments
Futures Contracts	$(166)	$—	$—		$(166)

(a) Amount rounds to less than $1,000.

Transfers from level 1 to level 2 in the amount of approximately $10,506,000 are due to applying the fair value factors to certain securities as of January 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 30, 2016